Income tax expense and other taxes - Disclosure of Detailed Information For Tax Losses Originated Explanatory (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 497,042
Tax year 2015 [Member]
Disclosure of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	4,347
Tax year 2016[Member]
Disclosure of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	19,756
Tax year 2017 [Member]
Disclosure of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	104,874
Tax year 2018 [Member]
Disclosure of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	167,241
Tax year 2019 [Member]
Disclosure of Tax Losses [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 200,824